WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants
Warrants issued	8,655,000	11,191,000
Warrant fair value	$ 4,840,000	$ 41,000
Warrants to purchase common stock	16,546	661,530
Warrants to purchase common stock, cash proceeds	212,000	6,628,000
Common stock exercised		141,947
Common stock issued		74,425
Deemed dividends		4,471,631
Warrant Holder
Warrants
Warrants to purchase common stock		454,983
Warrants to purchase common stock, cash proceeds		$ 5,207,239
Minimum
Warrants
Warrants issued term	2 years	2 years
Maximum
Warrants
Warrants issued term	5 years	5 years